Average Annual Total Returns - A C I Shares - JPMorgan SmartRetirement 2055 Fund	Class A Life of Fund since	Class A 1 Year	Class A 5 Years	Class A Inception Date	Class A Return After Taxes on Distributions Life of Fund since	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Life of Fund since	Class C 1 Year	Class C 5 Years	Class I Life of Fund since	Class I 1 Year	Class I 5 Years	S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	JPM SMARTRETIREMENT 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	9.84%	9.92%	9.83%	Jan. 31, 2012	8.78%	8.92%	8.64%	7.70%	6.51%	7.52%	9.79%	13.43%	10.18%	10.55%	15.32%	11.01%	10.83%	13.86%	11.55%	10.46%	13.11%	11.36%